Corbett Road Tactical Opportunity ETF SCHEDULE OF INVESTMENTS	August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 98.5%
COMMUNICATION SERVICES – 10.2%
Alphabet, Inc., Class A*	283	$818,988
Charter Communications, Inc., Class A*	662	540,629
Nexstar Media Group, Inc., Class A	2,125	318,219
		1,677,836
CONSUMER DISCRETIONARY – 15.3%
Amazon.com, Inc.*	206	714,983
Lululemon Athletica, Inc.*	697	278,918
NIKE, Inc., Class B	2,810	462,919
O'Reilly Automotive, Inc.*	564	335,061
PulteGroup, Inc.	6,195	333,663
Stellantis NV	18,984	380,060
		2,505,604
CONSUMER STAPLES – 7.6%
Costco Wholesale Corp.	1,184	539,300
Darling Ingredients, Inc.*	4,331	322,660
Estee Lauder Cos., Inc. (The), Class A	1,129	384,413
		1,246,373
ENERGY – 1.5%
EOG Resources, Inc.	3,775	254,888
FINANCIALS – 8.2%
JPMorgan Chase & Co.	3,146	503,203
Nasdaq, Inc.	2,619	512,748
SVB Financial Group*	585	327,307
		1,343,258
HEALTH CARE – 11.5%
Align Technology, Inc.*	464	328,976
Avantor Inc.*	11,242	443,384
Charles River Laboratories International, Inc.*	1,598	709,288
Inmode Ltd.*	3,062	400,755
		1,882,403
INDUSTRIALS – 14.3%
Carlisle Cos., Inc.	1,633	344,138
CoStar Group, Inc.*	3,610	305,911
GXO Logistics, Inc.*	4,430	362,330
Old Dominion Freight Line, Inc.	1,169	337,514
Quanta Services, Inc.	4,278	436,784
Union Pacific Corp.	1,436	311,382
XPO Logistics, Inc.*	2,834	246,303
		2,344,362
INFORMATION TECHNOLOGY – 23.9%
Accenture PLC, Class A	1,097	369,206
Arrow Electronics, Inc.*	2,569	311,414
ASML Holding NV	765	637,276
Cadence Design Systems, Inc.*	2,855	466,736
Entegris, Inc.	2,450	294,343
KLA Corp.	1,144	388,914
Mastercard, Inc., Class A	1,259	435,904

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Novanta, Inc.*	2,619	$401,283
Trade Desk, Inc. (The), Class A*	3,845	307,792
Visa, Inc., Class A	1,338	306,536
		3,919,404
REAL ESTATE – 2.7%
Jones Lang LaSalle, Inc.*	1,817	440,495
UTILITIES – 3.3%
NextEra Energy, Inc.	6,573	552,066
TOTAL COMMON STOCKS
(Cost $14,606,378)		16,166,689

SHORT-TERM INVESTMENTS – 1.5%
Invesco Government & Agency Portfolio Institutional Class, 0.03%(a)	240,585	240,585
TOTAL SHORT TERM INVESTMENTS
(Cost $240,585)		240,585
TOTAL INVESTMENTS – 100.0%
(Cost $14,846,963)		16,407,274
Liabilities in Excess of Other Assets – (0.0)%		(1,891)
TOTAL NET ASSETS – 100.0%		$16,405,383

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.